Concentration Of Risk (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
VITAS made purchases from Enclara	$ 32,700	$ 35,200	$ 37,700
Accounts payable	48,372	39,586
Segment VITAS [Member]
Concentration Risk [Line Items]
Accounts payable		$ 2,500
Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts payable	$ 2,000
Sales Revenue [Member]
Concentration Risk [Line Items]
Percentage of concentration risk services represent from vendor	85.00%	90.00%	90.00%
Sales Revenue [Member] | Segment VITAS [Member]
Concentration Risk [Line Items]
Percentage of concentration risk services represent from vendor	69.00%	71.00%